Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37652
Entity Registrant Name	BIODEXA PHARMACEUTICALS PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Title of 12(b) Security	American Depositary Shares, each representing 100,000 ordinary shares
Trading Symbol	BDRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	225,817,808,922
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2814	1401
Auditor Name	PKF Littlejohn LLP	Mazars LLP
Auditor Location	London, England	London, England
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	2048 0180
Contact Personnel Name	Stephen Stamp